Share-Based Compensation (Details) - Schedule of share option movements - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Schedule Of Share Option Movements Abstract
Number of share options, Beginning Balance (in Shares)	759,525	840,767		3,073,314
Weighted average exercise price, Beginning Balance	$ 8.74	$ 8.74		$ 8.74
Weighted average remaining contractual years, Beginning Balance				8 years 3 months 29 days
Weighted average fair value at grant date, Beginning Balance	$ 10.74	$ 10.73		$ 7.98
Aggregate intrinsic value, Beginning Balance (in Dollars)	$ (4,086,239)	$ (823,950)		$ (1,407,301)
Number of share options, Granted (in Shares)
Weighted average exercise price, Granted
Weighted average remaining contractual years, Granted
Weighted average fair value at grant date, Granted
Aggregate intrinsic value, Granted (in Dollars)
Number of share options, Forfeited/Cancelled (in Shares)		(74,951)	(81,242)	(2,232,547)
Weighted average exercise price, Forfeited/Cancelled		$ 8.74	$ 8.74	$ 8.74
Weighted average remaining contractual years, Forfeited/Cancelled		6 years 3 months 14 days	6 years 3 months 14 days	7 years 3 months 14 days
Weighted average fair value at grant date, Forfeited/Cancelled
Aggregate intrinsic value, Forfeited/Cancelled (in Dollars)
Number of share options, Ending Balance (in Shares)	684,574	759,525	840,767
Weighted average exercise price, Ending Balance	$ 8.74	$ 8.74	$ 8.74
Weighted average remaining contractual years, Ending Balance	5 years 3 months 14 days	6 years 3 months 14 days	7 years 3 months 14 days
Weighted average fair value at grant date, Ending Balance	$ 10.92	$ 10.74	$ 10.73
Aggregate intrinsic value, Ending Balance (in Dollars)	$ (3,778,848)	$ (4,086,239)	$ (823,950)
Number of share options, Vested and exercisable (in Shares)	649,428	635,795	471,200
Weighted average exercise price, Vested and exercisable	$ 8.74	$ 8.74	$ 8.74
Weighted average remaining contractual years, Vested and exercisable	5 years 3 months 14 days	6 years 3 months 14 days	7 years 3 months 14 days
Weighted average fair value at grant date, Vested and exercisable	$ 10.83	$ 10.55	$ 10.13
Aggregate intrinsic value, Vested and exercisable (in Dollars)	$ (3,584,843)	$ (3,420,579)	$ (461,776)